Average Annual Total Returns - FS Alternative Income Opportunities Fund	Apr. 30, 2021	Apr. 29, 2021
Class A
Average Annual Return:
1 Year	(7.12%)
Since Inception	(1.62%)
Class A | indexBofAMerrillLynchUS3MonthTBill [Member]
Average Annual Return:
1 Year	0.67%
Since Inception	1.47%
Class I
Average Annual Return:
1 Year	(1.11%)
Since Inception	1.65%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year		(1.70%)
Since Inception		0.55%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.15%)
Since Inception	0.81%
Class I | indexBofAMerrillLynchUS3MonthTBill [Member]
Average Annual Return:
1 Year	0.67%
Since Inception	1.47%